LEASE LIABILITY	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
LEASE LIABILITY [Text Block]

9. LEASE LIABILITY

The Company has lease agreements for its warehouse space in Kelowna, British Columbia and for vehicles used in the development of prototypes (Note 7).

The continuity of the lease liability for the years ended December 31, 2021 and 2020 is as follows:

Lease liability	Warehouse	Vehicles	Total
Lease liability, as of December 31, 2019	$104,785	$72,150	$176,935
Additions	-	66,025	66,025
Lease payments	(77,009)	(22,586)	(99,595)
Lease interest	3,642	2,242	5,884
Lease liability, as of December 31, 2020	$31,418	$117,831	$149,249
Additions	199,466	43,491	242,957
Lease payments	(84,353)	(31,769)	(116,122)
Lease interest	6,757	4,871	11,628
Leasing liability, as of December 31, 2021	$153,288	$134,424	$287,712

Current portion	$65,886	$25,896	$91,783
Long-term portion	87,402	108,528	195,930

	$153,288	$134,424	$287,712

The Company's non-current contractual lease obligations are as follows:

Year	Amount
2022	$103,404
2023	135,419
2024	37,855
2025	12,342
2026	7,049
2027	7,049
2028	4,338
$307,456